Goodwill and Intangible Assets - Goodwill Acquired by Segment (Details) - Goodwill - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 6,517	$ 6,072
Acquisitions	2,030	479
Impairment	(170)
Foreign exchange rate movements	328	(34)
Ending balance	8,705	6,517
Disposal groups classified as held for sale | Sun Life UK
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment	(170)
Canada
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,607	2,607
Acquisitions	0	0
Impairment	0
Foreign exchange rate movements	0	0
Ending balance	2,607	2,607
U.S. (Employee Benefits)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,108	1,062
Acquisitions	2,030	53
Impairment	0
Foreign exchange rate movements	226	(7)
Ending balance	3,364	1,108
Asia
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	659	665
Acquisitions	0	3
Impairment	0
Foreign exchange rate movements	41	(9)
Ending balance	700	659
Asset Management
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,959	1,551
Acquisitions	0	423
Impairment	0
Foreign exchange rate movements	75	(15)
Ending balance	2,034	1,959
Corporate
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	184	187
Acquisitions	0	0
Impairment	(170)
Foreign exchange rate movements	(14)	(3)
Ending balance	$ 0	$ 184